INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	10,800,000	10,800,000
Shares Issued, Price Per Share		$ 10.00
Initial public offering, description		Each Public Right entitles the holder to receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination. Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	800,000	800,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00